COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20. COMMITMENTS AND CONTINGENCIES

In May 2019, the Company’s former law firm filed suit against the Company in District Court in Adams County Colorado in an effort to collect approximately $1.2 million of unpaid fees (and related interest charges). On September 11, 2020, the Company entered into a settlement agreement (the “Settlement Agreement”) with its former law firm. Pursuant to the Settlement Agreement, the Company paid $120,000 on September 23, 2020 as the full and final settlement of all amounts owed between the parties. Following such payment, a satisfaction of an existing judgment in favor of such law firm was filed in Adams County Colorado.

On July 29, 2020, the Company’s owned facility at 12300 Grant Street, Thornton, CO 80241 (the “Building”) was foreclosed by the Building’s first lien holder (“Mortgage Holder”) and sold at public auction. The successful bidder for the Building was the Mortgage Holder, at the price of $7.193 million. As a result, the Company’s obligations to Mortgage Holder and all of the Company’s outstanding real property taxes on the Building were considered fully repaid.

The Company is subject to various legal proceedings, both asserted and unasserted, that arise in the ordinary course of business. The Company cannot predict the ultimate outcome of such legal proceedings or in certain instances provide reasonable ranges of potential losses. However, as of the date of this report, the Company believes that none of these claims will have a material adverse effect on its consolidated financial position or results of operations. In the event of unexpected subsequent developments and given the inherent unpredictability of these legal proceedings, there can be no assurance that the Company’s assessment of any claim will reflect the ultimate outcome, and an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial position or results of operations in particular quarterly or annual periods.